Document and Entity Information	Aug. 23, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2019
Entity Registrant Name	Sprouts Farmers Market, Inc.
Entity Central Index Key	0001575515
Entity Emerging Growth Company	false
Entity File Number	001-36029
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0331600
Entity Address Address Line1	5455 E. High Street
Entity Address, Address Line Two	Suite 111
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85054
City Area Code	480
Local Phone Number	814-8016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, $0.001 par value
Trading Symbol	SFM
Security Exchange Name	NASDAQ